Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 16, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2024
Prospectus Date	rr_ProspectusDate	Jul. 16, 2024
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	UNITY WEALTH PARTNERS DYNAMIC CAPITAL APPRECIATION & OPTIONS ETF- FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Unity Wealth Partners Dynamic Capital Appreciation & Options ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and

Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks broad-equity market exposure, as well as exposure to certain individual equity securities while also employing an options overlay strategy (via risk-defined options) to seek to limit potential losses and to generate additional income.

Core Capital Appreciation Strategy

The Fund’s Core Capital Appreciation Strategy involves two elements. First, the Fund seeks to obtain broad-based equity market exposure by investing in passively managed U.S. large-cap equity ETFs that track broad equity indices. The Fund’s sub-adviser, Unity Wealth Partners LLC (the “Sub-Adviser”), selects indices that provide broad exposure to U.S. large cap stocks and selects specific ETFs tracking those indices based on favorable liquidity and fees. Second, the Fund will invest directly in stocks of individual U.S. large-cap growth, large-cap value, and mid-cap growth companies that meet certain growth dynamics discussed below. Typically, approximately 30% to 70% of the Fund’s equity exposure will be in passively-managed ETFs and 30% to 70% will be in individual stocks.

The Sub-Adviser will maintain exposure to broad-based, passively-managed ETFs at all times to ensure the Fund is diversified and has coverage of the major indices (e.g., S&P 500, Nasdaq, and Dow Jones Industrial Average). This ETF exposure forms the foundation of the Fund, allowing it to participate in broad market movements. The level of exposure may be adjusted based on various factors, including macroeconomic developments, valuation, and technical indicators. The Sub-Adviser generally prefers individual stocks over ETFs when factors like competitive advantages, growth rates relative to sector and peers, business models, and financial strength favor holding individual stocks.

In the process of selecting individual companies for inclusion, the Sub-Adviser assesses factors such as:

●	sustainable competitive advantages (e.g., strong brand recognition, patented technology, efficient supply chain, etc.);

●	above average growth rates relative to sector and/or peer group (revenue growth, margin expansion, recurring revenue streams, total addressable market, etc.);

●	innovative business models (e.g., diversified revenue streams, competitive pricing strategy, sustainability, scalability of technology and infrastructure, customer acquisition and retention, etc.); and

●	financial strength (e.g., strong cash reserves, low debt-to-equity ratio, dividend growth, dividend yield, consistent profitability, etc.).

Additionally, the Sub-Adviser looks for established industry leaders with, in the Sub-Adviser’s assessment, attractive valuation metrics and growth potential.

The Sub-Adviser may also estimate the intrinsic value of a company’s stock and its growth potential by considering, among other things, economic, financial and qualitative factors. These include key metrics such as Price-to-Earnings (P/E) ratio and the Price/Earnings to Growth (PEG) ratio, as well as considerations of the total addressable market, company fundamentals such as balance sheet strength and dividend yield, as well as company valuation relative to its sector and/or peer group. Furthermore, the Sub-Adviser analyzes emerging trends within each sector and evaluates each stock position to capitalize on these trends. Please see “Additional Information About the Fund” for information about the financial terms discussed above.

In addition, the Sub-Adviser will evaluate certain companies for their value potential. This assessment involves identifying instances of mispricing where the Sub-Adviser believes value will ultimately be reflected in the company’s stock price. The Fund’s holdings of value stocks are intended to complement its overall growth orientation and offer opportunities for potential appreciation.

The Sub-Adviser actively integrates both long-term and short-term investment strategies into the core strategy portfolio construction process. When the price of a Fund position (stock or ETF) has experienced a significant increase, the Sub-Adviser may sell a portion of that position to maintain a balanced portfolio allocation. The Sub-Adviser utilizes technical indicators (such as Relative Strength Index, moving averages and Bollinger Bands, described further below), to inform its selling decisions. These indicators provide additional insight into market trends and momentum shifts, aiding the Sub-Adviser in making informed investment decisions. The Sub-Adviser also utilizes fundamental analysis such as valuation metrics and growth rates to inform its selling decisions. Please see “Additional Information About the Fund” for information about the financial terms discussed above.

Options Overlay Strategies

The Fund employs a number of options overlay strategies to seek to limit potential losses (as discussed below for each strategy) from its Core Capital Appreciation Strategy and to generate additional income. The Fund’s options overlay strategy seeks to take advantage of market inefficiencies, volatility and specific market outlooks while adhering to disciplined risk management principles. Additionally, the Fund’s options strategy has the potential to generate premium income via the sale of option contracts.

This strategy grants flexibility to dynamically hedge against downside risks or capitalize on market opportunities as conditions evolve. Adjustments to options positions are made swiftly and efficiently to align with changing market dynamics or investment objectives.

The Fund’s options overly strategies include covered calls, put spreads, call spreads, and iron condors. Each strategy involves buying and selling options contracts individually or in various combinations with predetermined strike prices and expiration dates.

●	Covered Call Strategy: The Sub-Adviser may employ a covered call strategy to seek to enhance the Fund’s returns. For example, the Sub-Adviser may use the covered call strategy when the Sub-Adviser has set a specific target price for selling a security in the Fund’s portfolio. In that case, the Fund may write a covered call at that same target price, which is expected to generate income if the security reaches that predetermined exit price. In addition, the Sub-Adviser may employ a covered call strategy when a particular Fund holding is heavily overbought. In that case, the Sub-Adviser may use a covered call to seek to buffer any short-term reversions, intending to retain the Fund’s holding while generating additional income.

When employing a covered call strategy, the Fund will hold a long position in an asset and sell call options on that same asset to seek to generate income through premiums. The strategy aims to generate income through the premiums received from selling the call options, while also potentially benefiting from potential appreciation in the underlying asset up to the amount of the strike price.

The use of a covered call strategy will limit the potential gains the Fund may realize on long holdings in the underlying asset. If the underlying asset increases significantly in price, the Fund may be required to sell the shares at a lower price than it could have obtained by simply selling the asset on the open market.

○	Maximum Gain: The premium received for the options sold, plus the potential upside in the stock between the current price and the strike price.

○	Maximum Loss: The purchase price of the underlying stock less the premium received.

●	Put Spread Strategy: The Sub-Adviser may engage in put spread transactions as part of the Fund’s investment strategy. A put spread involves simultaneously buying and selling put options on the same underlying asset, but with different strike prices. Specifically, the Sub-Adviser will sell a put option with a higher strike price to take in premium income and use some of the premium income to buy a put option at a lower strike price to risk-define the trade. This strategy aims to profit from an increase, range-bound or moderate decrease in the price of the underlying asset.

○	Maximum Gain: Equal to the premium received

○	Maximum Loss: The difference between the strike prices of the put options, less the net premium received.

●	Call Spread Strategy: The Sub-Adviser may execute call spread transactions within the Fund’s investment strategy. A call spread involves simultaneously buying and selling call options on the same underlying asset, but with different strike prices. Specifically, the Sub-Adviser will sell a call option with a lower strike price to take in premium income and use some of the premium income to buy a call option at a higher strike price to risk-define the trade. This strategy aims to profit from a decrease, range-bound or moderate increase in the price of the underlying asset.

○	Maximum Gain: Equal to the premium received

○	Maximum Loss: The difference between the strike prices of the call options, less the net premium received.

●

Iron Condor Strategy: The Sub-Adviser may utilize iron condor transactions. This strategy involves simultaneously selling an out-of-the-money call option and an out-of-the-money put option, while also purchasing a call option with a higher strike price and a put option with a lower strike price. The aim is to generate income through the premiums received from selling the call and put spread options, with the expectation that the underlying asset will remain within a certain price range (between the short call and short put strikes) until expiration.

○	Maximum Gain: The net premium received from selling the call and put options.

○	Maximum Loss: The difference between the strike prices of either (not both) the call options or put options sold and purchased, less the net premium received.

The Fund’s portfolio allocated to each options strategy is subject to a defined maximum potential loss, providing downside protection. With the exception of covered calls, the Fund’s option trades will be risk-defined via option spreads, and the maximum loss (i.e., the maximum amount the Fund could lose on a given options trade) of any given option is equal to the difference between the strike prices of the two options in the spread less the premium income received. For covered calls, the Fund’s risk is that the underlying asset rises in value above the strike price, and the Fund is obliged to sell the asset at the lower, predetermined price.

The options overlay strategy may generate income through the premium received from selling options contracts.

The Fund will invest in liquid options contracts to seek to minimize “slippage,” which is the difference between the expected price of a trade and the actual price at which the trade is executed. This difference can occur due to various factors, such as market volatility, order size, and liquidity.

Cash Reserves

The Fund will maintain an allocation to cash (e.g., money market funds and short-term U.S. Treasury securities), which will fluctuate based on market conditions and investment opportunities. Generally, the Fund’s cash position will range between 0-20% of the Fund’s portfolio value. This cash will be utilized to cover any risk-defined option trades and seek to take advantage of favorable market conditions for equity purchases.

Portfolio Holdings/Attributes:

The Fund’s Core Capital Appreciation Strategy portfolio will generally be comprised of between 40 and 50 individual stocks and 2 to 10 broad-based, large-cap ETFs.

The Fund’s overall portfolio allocation will generally reflect: (i) 60-100% equity exposure, (ii) 0-20% options exposure, and (iii) 0-20% cash exposure.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in the Fund’s Core Capital Appreciation Strategy and Options Strategy.

The Fund is classified as a diversified fund under the 1940 Act.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unityetf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.unityetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund.
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Options Strategies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Options Strategies. Options strategies entail inherent risks, including the potential loss of the entire premium paid for the option contract, as well as exposure to market, interest rate, and credit risks. The prices of options can be highly volatile, and options contracts may expire worthless. When the Fund engages in covered call transactions, it may limit potential gains on its long holdings and face the risk of selling the underlying asset at a lower price if its value significantly increases. Similarly, with put and call spread strategies, the Fund is exposed to the risk of loss if the price of the underlying asset does not move as anticipated. Additionally, when employing the iron condor strategy, the Fund may incur losses if the price of the underlying asset moves beyond the expected range.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Trading. Although Shares are listed for trading on a national securities exchange, such as the The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations of inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Underlying ETFs Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it holds shares of Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Sub-Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Adviser Risk. The Sub-Adviser has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective. Additionally, the Sub-Adviser is newly registered and has limited resources and personnel. It also has less developed systems and research capabilities compared to a more established sub-adviser. One or more of the foregoing attributes may limit the Sub-Adviser’s effectiveness.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF | Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DCAP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 306

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.